 BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST
(THE “FUND”)
SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09258E 208*

Amendment to Notice of Special Rate Period

January 7, 2021

BlackRock Massachusetts Tax-Exempt Trust

100 Bellevue Parkway

Wilmington, Delaware 19809

To:  Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Amended and Restated Certificate of Designation Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated June 17, 2019 (the “Certificate of Designation”) and the terms of the Amended and Restated Notice of Special Rate Period, dated June 19, 2019 (the “Notice of Special Rate Period”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the Notice of Special Rate Period is hereby amended by deleting the definition of “Ratings Spread” in its entirety and replacing it with the following definition as of January 11, 2021:

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

Moody’s/Fitch	Percentage
Aa2/AA to Aaa/AAA	0.75%
Aa3/AA-	0.95%
A3/A- to A1/A+	1.60%
Baa3/BBB- to Baa1/BBB+	2.35%
Non-investment grade or Unrated	3.35%

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate.  It is included solely as a convenience to Holders of VRDP Shares.

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Certificate of Designation and the Notice of Special Rate Period.

[Signature Page Follows]

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BlackRock Massachusetts Tax-Exempt Trust

By: /s/ Jonathan Diorio____________________

Name: Jonathan Diorio

Title:   Vice President

[Signature Page – MHE Amendment to Notice of Special Rate Period]

Schedule 1

Recipients of this Notice of Special Rate Period

Wells Fargo Bank, National Association

375 Park Avenue

New York, NY 10152

Attention: Dan George

Telephone: (203) 564-0956

Email: dan.george@wellsfargo.com

Wells Fargo Securities LLC

MAC D1086-051

550 South Tryon Street, Charlotte, NC 28202

Attention: Jeffrey Gass/Carolyn Hurley

Email: jeffrey.gass@wellsfargo.com/carolyn.hurley@wellsfargo.com

The Depository Trust Company

LensNotice@dtcc.com